UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/18

Item 1.	Reports to Stockholders.

FRANKLIN FLOATING RATE MASTER SERIES

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period 8/1/17–1/31/18[1,2]	Ending Account Value 1/31/18	Expenses Paid During Period 8/1/17–1/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000	$1,016.80	$2.69	$1,022.53	$2.70	0.53%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column— multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

FRANKLIN FLOATING RATE MASTER TRUST

FRANKLIN FLOATING RATE MASTER SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights

Franklin Floating Rate Master Series

	Six Months Ended
	January 31, 2018		Year Ended July 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 8.69	$ 8.47	$ 8.65	$ 8.92	$ 8.93	$ 8.76
Income from investment operations[a]:
Net investment income	0.188	0.332	0.419	0.391	0.299	0.347
Net realized and unrealized gains (losses)	(0.033)	0.221	(0.184)	(0.270)	(0.010)	0.169
Total from investment operations	0.155	0.553	0.235	0.121	0.289	0.516
Less distributions from net investment income	(0.185)	(0.333)	(0.415)	(0.391)	(0.299)	(0.346)
Net asset value, end of period	$ 8.66	$ 8.69	$ 8.47	$ 8.65	$ 8.92	$ 8.93

Total return[b]	1.68%	6.71%	3.07%	1.30%	3.28%	5.94%

Ratios to average net assets[c]
Expenses before waiver and payments by affiliates	0.54%	0.55%	0.55%	0.77%	0.92%	0.96%
Expenses net of waiver and payments by affiliates[d]	0.53%	0.53%	0.53%	0.67%	0.80%	0.80%
Net investment income	4.29%	3.78%	5.03%	4.43%	3.36%	3.77%

Supplemental data
Net assets, end of period (000’s)	$1,718,708	$2,090,626	$1,363,955	$1,959,681	$2,260,151	$1,420,061
Portfolio turnover rate	13.19%	67.00%	28.94%	62.43%	70.55%	61.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bTotal return is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	3

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, January 31, 2018 (unaudited)

Franklin Floating Rate Master Series

	Country	Shares	Value	% of Net Assets
Common Stocks (Cost $699,755)
Oil & Gas Exploration & Production
Samson Resources II LLC	United States	155,501	$3,421,022	0.20

Management Investment Companies
Other Diversified Financial Services
[a] Franklin Lower Tier Floating Rate Fund	United States	2,908,672	29,435,761	1.71
[a] Franklin Middle Tier Floating Rate Fund	United States	2,965,034	28,938,738	1.68

Total Management Investment Companies (Cost $59,424,286)			58,374,499	3.39

		Principal Amount*
Corporate Bonds (Cost $8,591,340)
Industrial Machinery
[b] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$10,100,691	7,777,532	0.45

[c,d] Senior Floating Rate Interests
Aerospace & Defense
Delos Finance SARL (ILFC), New Loan, 3.693%, (LIBOR + 2.00%), 10/06/23	Luxembourg	32,284,435	32,592,138	1.90
Doncasters U.S. Finance LLC
[e] Second Lien Term Loan, 9.943%, (LIBOR + 8.25%), 10/09/20	United States	6,923,628	6,790,922	0.40
Term B Loans, 5.193%, (LIBOR + 3.50%), 4/09/20	United States	20,601,394	20,324,552	1.18
Flying Fortress Inc. (ILFC), New Loan, 3.693%, (LIBOR + 2.00%), 10/30/22	Luxembourg	18,210,912	18,374,046	1.07
Leidos Innovations Corp., Term Loan B, 3.625%, (LIBOR + 2.00%), 8/16/23	United States	1,575,467	1,591,058	0.09

			79,672,716	4.64

Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.744%, (LIBOR + 7.00%), 7/19/21	United States	1,638,050	1,649,311	0.10

Air Freight & Logistics
[e] XPO Logistics Inc., Loans, 3.958%, (LIBOR + 2.25%), 11/01/21	United States	12,183,186	12,293,590	0.71

Airlines
Air Canada, Term Loan, 3.745%, (LIBOR + 2.25%), 10/06/23	Canada	17,029,845	17,136,282	1.00
American Airlines Inc., 2017 Replacement Term Loans, 3.567%, (LIBOR + 2.00%), 6/27/20	United States	4,941,690	4,965,781	0.29

			22,102,063	1.29

Apparel Retail
Ascena Retail Group Inc., Tranche B Term Loan, 6.125%, (LIBOR + 4.50%), 8/21/22	United States	51,411,396	46,098,903	2.68

4	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets
[c,d]Senior Floating Rate Interests (continued)
Auto Parts & Equipment
Allison Transmission Inc., Term Loans, 3.57%, (LIBOR + 2.00%), 9/23/22	United States	$14,882,627	$15,002,000	0.87
American Axle and Manufacturing Inc., Tranche B Term Loan, 3.82%, (LIBOR + 2.25%), 4/06/24	United States	1,949,682	1,959,735	0.11
TI Group Automotive Systems LLC, Initial US Term Loan, 4.073%, (LIBOR + 2.50%), 6/30/22	United States	16,310,482	16,437,899	0.96

			33,399,634	1.94

Broadcasting
Gray Television Inc., Term B-2 Loan, 3.814%, (LIBOR + 2.25%), 2/07/24	United States	10,360,815	10,453,627	0.61
Mission Broadcasting Inc., Term Loan B-2, 4.068%, (LIBOR + 2.50%), 1/17/24	United States	555,756	559,461	0.03
Nexstar Broadcasting Inc.,
Term A-2 Loan, 3.568%, (LIBOR + 2.00%), 7/19/22	United States	1,808,415	1,812,936	0.11
Term Loan B-2, 4.068%, (LIBOR + 2.50%), 1/17/24	United States	4,413,406	4,442,831	0.26
Sinclair Television Group Inc., Tranche B Term Loans, 3.83%, (LIBOR + 2.25%), 1/03/24	United States	1,902,624	1,914,753	0.11
WXXA-TV LLC and WLAJ-TV LLC, Term Loan A-2, 3.568%, (LIBOR + 2.00%), 7/19/22	United States	61,099	61,252	0.00	†

			19,244,860	1.12

Cable & Satellite
CSC Holdings LLC, March 2017 Incremental Term Loans, 3.809%, (LIBOR + 2.25%), 7/17/25	United States	18,819,186	18,898,584	1.10
Mediacom Illinois LLC, Tranche K Term Loan, 3.72%, (LIBOR + 2.25%), 2/15/24	United States	4,253,749	4,290,970	0.25

			23,189,554	1.35

Casinos & Gaming
Boyd Gaming Corp.,
Refinancing Term B Loans, 3.968%, (LIBOR + 2.50%), 9/15/23	United States	8,092,319	8,156,807	0.48
Term A Loan, 3.718%, (LIBOR + 2.25%), 9/15/21	United States	2,253,043	2,264,308	0.13
CEOC LLC, Term B Loans, 4.073%, (LIBOR + 2.50%), 10/06/24	United States	1,537,575	1,548,628	0.09
[e] Eldorado Resorts Inc., Initial Term Loan, 3.813% - 3.875%, (LIBOR + 2.25%), 4/17/24	United States	6,199,486	6,216,275	0.36
Greektown Holdings LLC, Initial Term Loan, 4.323%, (LIBOR + 2.75%), 4/25/24	United States	8,409,932	8,446,725	0.49
Kingpin Intermediate Holdings LLC, Initial Term Loans, 5.73%, (LIBOR + 4.25%), 7/03/24	United States	1,592,000	1,615,880	0.09
Las Vegas Sands LLC, Term B Loans, 3.573%, (LIBOR + 2.00%), 3/29/24	United States	783,832	790,853	0.05

			29,039,476	1.69

Semiannual Report	5

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets
[c,d]Senior Floating Rate Interests (continued)
Coal & Consumable Fuels
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 7.323%, (LIBOR + 5.75%), 8/14/20	United States	$14,732,757	$14,424,283	0.84
Second Lien Initial Term Loan, 12.323%, (LIBOR + 10.75%), 2/16/21	United States	2,232,389	2,154,255	0.13
Foresight Energy LLC, Term Loans, 7.443%, (LIBOR + 5.75%), 3/28/22	United States	28,570,347	27,760,863	1.61
Westmoreland Coal Co., Term Loan, 8.193%, (LIBOR + 6.50%), 12/16/20	United States	3,691,228	1,870,224	0.11

			46,209,625	2.69

Commodity Chemicals
Cyanco Intermediate Corp., Initial Term Loan, 6.073%, (LIBOR + 4.50%), 5/01/20	United States	26,734,930	27,202,791	1.58
Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 3.573%, (LIBOR + 2.00%), 3/31/24	United States	8,779,767	8,836,010	0.52

			36,038,801	2.10

Communications Equipment
Ciena Corp., Refinancing Term Loan, 4.061%, (LIBOR + 2.50%), 1/28/22	United States	8,722,090	8,765,700	0.51
Commscope Inc., Tranche 5 Term Loans, 3.573%, (LIBOR + 2.00%), 12/29/22	United States	8,928,405	9,003,743	0.52

			17,769,443	1.03

Data Processing & Outsourced Services
Global Payments Inc., Term A-2 Loan, 3.215%, (LIBOR + 1.75%), 5/02/22	United States	9,829,932	9,849,897	0.57
[e]Wex Inc., Term B Loan, 3.823%, (LIBOR + 2.25%), 7/01/23	United States	9,852,254	9,977,456	0.58

			19,827,353	1.15

Diversified Chemicals
Chemours Co., Tranche B-1 US Term Loans, 4.08%, (LIBOR + 2.50%), 5/12/22	United States	17,666,478	17,843,142	1.04
OCI Beaumont LLC, Term B-3 Loan, 8.172%, (LIBOR + 6.75%), 8/20/19	United States	16,016,371	16,300,101	0.95

			34,143,243	1.99

Diversified Real Estate Activities
Realogy Group LLC, Initial Term A Loans, 3.561%, (LIBOR + 2.00%), 10/23/20	United States	6,468,896	6,472,777	0.38

Diversified Support Services
Ventia Pty. Ltd., Term B Loans (USD), 5.193%, (LIBOR + 3.50%), 5/21/22	Australia	3,920,601	3,979,410	0.23

Electric Utilities
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.95%, (LIBOR + 3.25%), 6/28/23	United States	4,243,242	4,288,326	0.25

Fertilizers & Agricultural Chemicals
Mosaic Co., Term Loan A, 3.067%, (LIBOR + 1.50%), 11/18/21	United States	1,545,830	1,529,119	0.09

6	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets
[c,d]Senior Floating Rate Interests (continued)
Food Distributors
Aramark Corp., U.S. Term B-1 Loan, 3.573%, (LIBOR + 2.00%), 3/11/25	United States	$4,320,831	$4,361,338	0.25
Nutraceutical International Corp., Term Loan, 5.573%, (LIBOR + 4.00%), 8/23/23	United States	2,918,805	2,929,751	0.17

			7,291,089	0.42

Food Retail
Smart & Final Stores LLC, First Lien Term Loan, 5.193%, (LIBOR + 3.50%), 11/15/22	United States	5,991,237	5,911,356	0.34

Forest Products
Appvion Inc., Roll-Up Loans, 8.067%, (LIBOR + 6.50%), 7/01/18	United States	13,853,531	13,888,165	0.81

General Merchandise Stores
[b]99 Cents Only Stores, First Lien Term Loan, PIK, 7.979% - 8.193%, (LIBOR + 6.50%), 1/13/22	United States	18,494,254	18,124,368	1.06
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.385% - 5.495%, (LIBOR + 3.75%), 7/09/19	United States	29,840,618	28,734,039	1.67

			46,858,407	2.73

Health Care Distributors
Mallinckrodt International Finance SA/CB LLC, Extended Term Loan B, 4.443%, (LIBOR + 2.75%), 9/24/24	Luxembourg	9,032,460	9,024,466	0.52

Health Care Services
DaVita Healthcare Partners Inc., Tranche A Term Loan, 3.573%, (LIBOR + 2.00%), 6/24/19	United States	6,413,488	6,432,696	0.37
Envision Healthcare Corp., Initial Term Loans, 4.58%, (LIBOR + 3.00%), 12/01/23	United States	8,407,236	8,451,895	0.49
U.S. Renal Care Inc., Initial Term Loan, 5.943%, (LIBOR + 4.25%), 12/31/22	United States	12,681,761	12,686,517	0.74

			27,571,108	1.60

Health Care Technology
Quintiles IMS Inc., Term B-1 Dollar Loans, 3.693%, (LIBOR + 2.00%), 3/07/24	United States	10,395,000	10,466,466	0.61

Hotels, Resorts & Cruise Lines
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.561%, (LIBOR + 2.00%), 10/25/23	United States	9,915,050	10,001,192	0.58

Household Products
Spectrum Brands Inc., USD Term Loans, 3.397% - 3.651%, (LIBOR + 2.00%), 6/23/22	United States	12,898,940	12,977,146	0.75

Independent Power Producers & Energy Traders
Helix Gen Funding LLC, Term Loan, 5.443%, (LIBOR + 3.75%), 6/02/24	United States	18,393,112	18,586,902	1.08
Lightstone Holdco LLC,
Initial Term B Loan, 6.073%, (LIBOR + 4.50%), 1/30/24	United States	12,068,674	12,172,115	0.71
Initial Term C Loan, 6.073%, (LIBOR + 4.50%), 1/30/24	United States	766,326	772,894	0.04
NRG Energy Inc., Term Loans, 3.943%, (LIBOR + 2.25%), 6/30/23	United States	25,254,398	25,440,296	1.48

			56,972,207	3.31

Semiannual Report	7

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets
[c,d]Senior Floating Rate Interests (continued)
Industrial Machinery
[e]Harsco Corp., Term B-1 Loan, 4.625%, (LIBOR + 3.00%), 12/10/24	United States	$2,067,999	$2,100,312	0.12
Mueller Water Products Inc., Loans, 4.073% - 4.193%, (LIBOR + 2.50%), 11/26/21	United States	5,179,151	5,227,706	0.30
Navistar Inc., Tranche B Term Loan, 5.06%, (LIBOR + 3.50%), 11/06/24	United States	33,335,106	33,675,390	1.96
Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.061%, (LIBOR + 4.50%), 10/25/22	Australia	7,387,773	7,313,895	0.43

			48,317,303	2.81

Integrated Telecommunication Services
Consolidated Communications Inc., Initial Term Loan, 4.57%, (LIBOR + 3.00%), 10/05/23	United States	2,052,454	2,028,594	0.12
Global Tel*Link Corp.,
Second Lien Term Loan, 9.943%, (LIBOR + 8.25%), 5/23/20	United States	3,374,143	3,391,014	0.19
Term Loan, 5.693%, (LIBOR + 4.00%), 5/23/20	United States	4,958,853	5,005,342	0.29
Securus Technologies Holdings Inc., Second Lien Initial Loan, 9.873%, (LIBOR + 8.25%), 11/01/25	United States	817,114	829,371	0.05
Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 3.567%, (LIBOR + 2.00%), 1/19/21	United States	12,777,902	12,856,435	0.75

			24,110,756	1.40

Internet Software & Services
Legalzoom.com Inc., Initial Term Loan, 5.941%, (LIBOR + 4.50%), 11/21/24	United States	806,253	811,292	0.05
Rackspace Hosting Inc., Term B Loans, 4.385%, (LIBOR + 3.00%), 11/03/23	United States	5,106,558	5,158,543	0.30

			5,969,835	0.35

Investment Banking & Brokerage
Finco I LLC, Initial Term Loans, 4.323%, (LIBOR + 2.75%), 12/27/22 .	United States	11,000,000	11,158,125	0.65

IT Consulting & Other Services
Gartner Inc., Tranche A Term Loans, 3.573%, (LIBOR + 2.00%), 3/20/22	United States	1,549,519	1,555,330	0.09
Sungard Availability Services Capital Inc., Tranche B Term Loan, 11.567%, (LIBOR + 10.00%), 10/01/22	United States	23,710,781	23,310,662	1.36

			24,865,992	1.45

Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 5.443%, (LIBOR + 3.75%), 5/28/21	United States	19,060,137	19,131,613	1.11
Fitness International LLC, Term A Loan, 4.943%, (LIBOR + 3.25%), 4/01/20	United States	18,611,401	18,657,929	1.09

			37,789,542	2.20

Life Sciences Tools & Services
Syneos Health Inc., Initial Term B Loans, 3.823%, (LIBOR + 2.25%), 8/01/24	United States	6,642,392	6,679,756	0.39

Marine
International Seaways Operating Corp., Initial Term Loans, 7.08%, (LIBOR + 5.50%), 6/22/22	United States	3,862,188	3,888,741	0.22
Navios Maritime Partners LP, Initial Term Loan, 6.54%, (LIBOR + 5.00%), 9/14/20	Greece	8,518,655	8,552,372	0.50

			12,441,113	0.72

8	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets
[c,d]Senior Floating Rate Interests (continued)
Metal & Glass Containers
[e,f] Crown Americas LLC, Term B Loans, TBD, 1/29/25	United States	$1,361,954	$1,379,586	0.08
[e] Owens-Brockway Glass Container Inc., Term A Loan, 3.215% - 3.318%, (LIBOR + 1.75%), 4/22/20	United States	7,674,192	7,722,156	0.45

			9,101,742	0.53

Movies & Entertainment
AMC Entertainment Holdings Inc., 2016 Incremental Term Loans, 3.809%, (LIBOR + 2.25%), 12/15/23	United States	1,610,077	1,617,121	0.10
[e] Cinemark USA Inc., Amended Term Loan Facility, 3.588%, (LIBOR + 2.00%), 5/08/22	United States	4,390,375	4,426,046	0.26
Global Eagle Entertainment Inc., Initial Term Loans, 9.358%, (LIBOR + 7.50%), 1/06/23	United States	2,389,714	2,434,521	0.14
Lions Gate Entertainment Corp., Term A Loan, 3.567%, (LIBOR + 2.00%), 12/08/21	United States	24,328,294	24,389,115	1.42
Live Nation Entertainment Inc., Term B-3 Loans, 3.875%, (LIBOR + 2.25%), 10/21/23	United States	3,293,221	3,328,212	0.19
Regal Cinemas Corp., Term Loan, 3.573%, (LIBOR + 2.00%), 4/01/22	United States	16,820,831	16,850,032	0.98

			53,045,047	3.09

Office Services & Supplies
Conduent Business Services LLC, Delayed Draw Term A Loan, 3.823%, (LIBOR + 2.25%), 12/07/21	United States	4,000,000	4,015,000	0.23

Oil & Gas Exploration & Production
Cantium LLC, Commitment, 7.70%, (LIBOR + 6.00%), 6/13/20	United States	4,814,258	4,850,365	0.28
Fieldwood Energy LLC, Loans, 4.568%, (LIBOR + 2.875%), 10/01/18	United States	69,684,139	68,813,087	4.01
UTEX Industries Inc., First Lien Initial Term Loan, 5.573%, (LIBOR + 4.00%), 5/21/21	United States	18,768,230	18,568,818	1.08

			92,232,270	5.37

Oil & Gas Storage & Transportation
OSG Bulk Ships Inc., Initial Term Loan, 5.65%, (LIBOR + 4.25%), 8/05/19	United States	11,918,069	11,605,220	0.68
Strike LLC, Term Loan, 9.504%, (LIBOR + 8.00%), 11/30/22	United States	2,945,000	3,002,059	0.17

			14,607,279	0.85

Packaged Foods & Meats
American Seafoods Group LLC, Tranche B Term Loan, 4.70% - 6.75%, (LIBOR + 3.25%), 8/21/23	United States	2,951,333	2,966,090	0.17
CSM Bakery Supplies LLC,
Second Lien Term Loan, 9.45%, (LIBOR + 7.75%), 7/03/21	United States	7,271,086	7,125,664	0.42
Term Loans, 5.70%, (LIBOR + 4.00%), 7/03/20	United States	2,560,483	2,548,479	0.15
JBS USA LUX SA, New Initial Term Loans, 4.10%, (LIBOR + 2.50%), 10/30/22	Brazil	18,328,574	18,245,528	1.06
Pinnacle Foods Finance LLC, Initial Term Loans, 3.564%, (LIBOR + 2.00%), 2/03/24	United States	1,258,657	1,271,505	0.07
Post Holdings Inc., Series A Incremental Term Loan, 3.83%, (LIBOR + 2.25%), 5/24/24	United States	8,219,984	8,272,641	0.48

			40,429,907	2.35

Paper Packaging
Caraustar Industries Inc., Refinancing Term Loans, 7.193%, (LIBOR + 5.50%), 3/14/22	United States	12,733,650	12,789,360	0.74

Semiannual Report	9

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets
[c,d]Senior Floating Rate Interests (continued)
Personal Products
Coty Inc., Term A Loan, 3.314%, (LIBOR + 1.75%), 10/27/20	United States	$16,211,688	$16,191,423	0.94
[g] FGI Operating Co. LLC, Term B Loans, 5.823%, (LIBOR + 4.25%), 4/19/19	United States	43,781,202	24,553,943	1.43

			40,745,366	2.37

Pharmaceuticals
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 5.875%, (LIBOR + 4.25%), 4/29/24	United States	20,862,381	20,949,314	1.22
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 3.715%, (LIBOR + 2.25%), 1/31/25	United States	11,565,917	11,651,215	0.68
Horizon Pharma Inc., Third Amendment Refinancing Term Loan, 4.813%, (LIBOR + 3.25%), 3/29/24	United States	5,939,846	5,978,206	0.35
Innoviva Inc., Initial Term Loan, 5.936%, (LIBOR + 4.50%), 8/18/22	United States	1,655,791	1,682,698	0.10
RPI Finance Trust, Term A-3 Loan, 3.443%, (LIBOR + 1.75%), 10/14/21	United States	4,138,629	4,147,685	0.24
Valeant Pharmaceuticals International Inc., Series F Tranche B Term Loan, 5.06%, (LIBOR + 3.50%), 4/01/22	United States	12,718,785	12,923,074	0.75

			57,332,192	3.34

Restaurants
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Term B Loans, 3.556%, (LIBOR + 2.00%), 6/16/23	United States	4,448,359	4,491,731	0.26
NPC International Inc., Second Lien Initial Term Loan, 9.154%, (LIBOR + 7.50%), 4/20/25	United States	4,842,941	4,964,014	0.29

			9,455,745	0.55

Semiconductor Equipment
MKS Instruments Inc., Tranche B-3 Term Loans, 3.573%, (LIBOR + 2.00%), 4/29/23	United States	848,499	854,598	0.05

Semiconductors
ON Semiconductor Corp., 2017 Replacement Term B-2 Loans, 3.573%, (LIBOR + 2.00%), 3/31/23	United States	6,077,001	6,125,957	0.36

Specialized Consumer Services
[e] Avis Budget Car Rental LLC, Tranche B Term Loan, 3.70%, (LIBOR + 2.00%), 3/15/22	United States	18,362,351	18,451,298	1.08
NVA Holdings Inc.,
Second Lien Term Loan, 8.693%, (LIBOR + 7.00%), 8/14/22	United States	2,165,278	2,185,577	0.13
Term B-2 Loans, 5.193%, (LIBOR + 3.50%), 8/14/21	United States	6,554,629	6,568,971	0.38
[e,f] Term B-3 Loan, TBD, 2/02/25	United States	6,554,539	6,583,248	0.38
Sabre GLBL Inc.,
2017 B-1 Incremental Term, 3.823%, (LIBOR + 2.25%), 2/22/24	United States	1,550,211	1,563,049	0.09
2017 Other Term A Loans, 3.573%, (LIBOR + 2.00%), 7/01/22	United States	6,490,812	6,517,177	0.38

			41,869,320	2.44

Specialty Chemicals
Ashland LLC, Term B Loan, 3.573% - 3.574%, (LIBOR + 2.00%), 5/17/24	United States	1,945,772	1,966,445	0.11
Axalta Coating Systems U.S. Holdings Inc., Term B-2 Dollar Loans, 3.693%, (LIBOR + 2.00%), 6/01/24	United States	7,473,408	7,534,518	0.44
KMG Chemicals Inc., Initial Term Loan, 4.323%, (LIBOR + 2.75%), 6/15/24	United States	1,576,139	1,591,901	0.09

10	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets
[c,d]Senior Floating Rate Interests (continued)
Specialty Chemicals (continued)
Oxbow Carbon LLC,
Second Lien Initial Term Loan, 9.073%, (LIBOR + 7.50%), 1/04/24	United States	$7,556,614	$7,669,963	0.45
Tranche A Term Loan, 4.323%, (LIBOR + 2.75%), 1/04/22	United States	6,000,000	6,007,500	0.35
Tranche B Term Loan, 5.323%, (LIBOR + 3.75%), 1/04/23	United States	4,920,000	4,987,650	0.29
Solenis International LP and Solenis Holdings 3 LLC, Second Lien Term Loan, 8.229%, (LIBOR + 6.75%), 7/31/22	United States	3,270,000	3,186,206	0.19

			32,944,183	1.92

Specialty Stores
Container Store Inc., Term B-1 Loan, 8.693%, (LIBOR + 7.00%), 8/18/21	United States	1,481,250	1,477,547	0.09
General Nutrition Centers Inc., Tranche B Term Loans, 4.08%, (LIBOR + 2.50%), 3/04/19	United States	22,929,326	20,655,493	1.20
Jo-Ann Stores Inc., Initial Loans, 6.551%, (LIBOR + 5.00%), 10/23/23	United States	3,312,503	3,291,800	0.19
PetSmart Inc., Tranche B-2 Loans, 4.57%, (LIBOR + 3.00%), 3/11/22	United States	47,867,107	39,161,277	2.28

			64,586,117	3.76

Technology Hardware, Storage & Peripherals
Western Digital Corp., Term A Loan, 3.311%, (LIBOR + 1.75%), 4/29/21	United States	9,964,152	10,010,236	0.58

Trucking
The Hertz Corp., Tranche B-1 Term Loan, 4.33%, (LIBOR + 2.75%), 6/30/23	United States	21,037,453	21,075,446	1.23

Total Senior Floating Rate Interests (Cost $1,342,234,555)			1,320,461,993	76.83

Asset-Backed Securities
Other Diversified Financial Services
[h,i] Ballyrock CLO LLC, 2014-1A, BR, 144A, FRN, 3.845%, (3- month USD LIBOR + 2.10%), 10/20/26	United States	2,100,000	2,108,967	0.12
[h,i] BlueMountain CLO Ltd., 2012-2A, AR, 144A, FRN, 2.856%, (3-month USD LIBOR + 1.42%), 11/20/28	United States	10,790,000	10,903,295	0.63
[h,i] Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 3.142%, (3- month USD LIBOR + 1.42%), 4/15/29	United States	22,000,000	22,269,060	1.30
[h,i] Carlyle Global Market Strategies CLO Ltd.,
2014-2A, AR, 144A, FRN, 2.666%, (3-month USD LIBOR + 1.25%), 5/15/25	United States	3,200,000	3,231,424	0.19
2015-2A, A1, 144A, FRN, 3.23%, (3-month USD LIBOR + 1.47%), 4/27/27	United States	2,800,000	2,835,616	0.16
[h,i] Carlyle U.S. CLO Ltd., 2017-1A, A1A, 144A, FRN, 3.045%, (3-month USD LIBOR + 1.30%), 4/20/31	United States	12,600,000	12,709,368	0.74

Semiannual Report	11

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets
Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[h,i] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.378%, (3-month USD LIBOR + 3.00%), 1/30/25	United States	$800,000	$806,648	0.05
2014-22A, A1R, 144A, FRN, 2.802%, (3-month USD LIBOR + 1.41%), 11/07/26	United States	7,510,000	7,545,297	0.44
2014-22A, BR, 144A, FRN, 4.342%, (3-month USD LIBOR + 2.95%), 11/07/26	United States	3,200,000	3,278,112	0.19
[h,i] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.922%, (3-month USD LIBOR + 1.20%), 7/15/26	United States	2,650,000	2,667,146	0.15
[h] Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25	United States	1,100,000	1,105,786	0.06
[h,i] LCM XXI LP, 21A, A, 144A, FRN, 3.295%, (3-month USD LIBOR + 1.55%), 4/20/28	United States	11,630,000	11,700,594	0.68
[h,i] LCM XXIV Ltd., 24A, A, 144A, FRN, 3.055%, (3-month USD LIBOR + 1.31%), 3/20/30	United States	26,400,000	26,516,160	1.54
[h,i] LCM XXV Ltd.,
25A, B2, 144A, FRN, 3.395%, (3-month USD LIBOR + 1.65%), 7/20/30	United States	4,075,000	4,091,015	0.24
25A, C2, 144A, FRN, 4.045%, (3-month USD LIBOR + 2.30%), 7/20/30	United States	1,625,000	1,646,320	0.10
[h,i] Madison Park Funding Ltd., 2016-21A, A1, 144A, FRN, 3.275%, (3-month USD LIBOR + 1.53%), 7/25/29	United States	7,100,000	7,202,240	0.42
[h,i] Magnetite XIV Ltd., 2015-14A, A, 144A, FRN, 3.124%, (3- month USD LIBOR + 1.39%), 7/18/28	United States	1,460,000	1,486,338	0.09
[h,i] Octagon Investment Partners 30 Ltd., 144A, FRN, 3.065%, (3-month USD LIBOR + 1.32%), 3/17/30	United States	11,942,857	12,139,795	0.71
[h,i] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN, 4.145%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	2,288,855	2,325,774	0.13
[h,i] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN, 4.095%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	3,000,000	3,020,190	0.18
[h,i] Voya CLO Ltd., 2017-3A, B, 144A, FRN, 4.095%, (3- month USD LIBOR + 2.35%), 7/20/30	United States	2,508,761	2,538,013	0.15

Total Asset-Backed Securities (Cost $140,844,250)			142,127,158	8.27

Total Investments before Short Term Investments (Cost $1,551,794,186)			1,532,162,204	89.14

Short Term Investments
[c,d] Senior Floating Rate Interests
Broadcasting
Marshall Broadcasting Group Inc., Term Loan A-2, 3.568%, (LIBOR + 2.00%), 6/28/18	United States	126,388	126,703	0.01

Forest Products
[j] Appvion Inc., NM Term Loans, 10.805% - 10.823%, (LIBOR + 9.25%), 7/01/18	United States	6,158,223	6,212,108	0.36

Total Senior Floating Rate Interests (Cost $6,216,009)			6,338,811	0.37

12	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets
Repurchase Agreements (Cost $214,793,290)
[k]Joint Repurchase Agreement, 1.323%, 2/01/18
(Maturity Value $214,801,186)
BNP Paribas Securities Corp. (Maturity Value $123,553,642)
Deutsche Bank Securities Inc. (Maturity Value $26,381,882)
HSBC Securities (USA) Inc. (Maturity Value $61,776,821)
Merrill Lynch, Pierce, Fenner & Smith Inc.
(Maturity Value $3,088,841)
Collateralized by U.S. Government Agency Securities, 0.00% - 2.375%, 5/02/18 - 1/19/23; [l]U.S. Treasury Bill, 4/19/18 - 1/03/19;
U.S. Treasury Note, 1.125% - 3.50%, 12/15/18 - 1/31/23; and U.S. Treasury Note, Index Linked, 2.125%, 1/15/19 (valued at $219,288,669)	United States	$214,793,290	$214,793,290	12.50

Total Investments (Cost $1,772,803,485)			1,753,294,305	102.01

Other Assets, less Liabilities			(34,586,495)	(2.01)

Net Assets			$1,718,707,810	100.00

†Rounds to less than 0.01% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 3(d) regarding investments in affiliated management investment companies.

bIncome may be received in additional securities and/or cash.

cThe coupon rate shown represents the rate at period end.

dSee Note 1(e) regarding senior floating rate interests.

eA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

fA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

gSee Note 7 regarding defaulted securities.

hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2018, the aggregate value of these securities was $142,127,158, representing 8.3% of net assets.

iThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

jSee Note 8 regarding unfunded loan commitments.

kSee Note 1(b) regarding joint repurchase agreement.

lThe security was issued on a discount basis with no stated coupon rate.

Semiannual Report	13

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

At January 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating

Centrally Cleared Swap Contracts

Contracts to Buy Protection[a]

Traded Index

CDX.NA.HY.26	(5.00)%	Quarterly	6/20/21	$26,362,000	$(2,230,802)	$(1,681,748)	$(549,054)

aPerformance triggers for settlement of contract include failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Abbreviations on page 25.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Financial Statements

Statement of Assets and Liabilities

January 31, 2018 (unaudited)

Franklin Floating Rate Master Series

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,498,585,909
Cost - Non-controlled affiliates (Note 3d)	59,424,286
Cost - Unaffiliated repurchase agreements	214,793,290

Value - Unaffiliated issuers	$1,480,126,516
Value - Non-controlled affiliates (Note 3d)	58,374,499
Value - Unaffiliated repurchase agreements	214,793,290
Cash	1,762,686
Receivables:
Investment securities sold	2,291,966
Dividends and interest	4,943,771
Deposits with brokers for:
Centrally cleared swap contracts	555,216
Unrealized appreciation on unfunded loan commitments (Note 8)	176,763
Other assets	46

Total assets	1,763,024,753

Liabilities:
Payables:
Investment securities purchased	36,483,995
Management fees	790,700
Distributions to shareholders	6,843,721
Variation margin on centrally cleared swap contracts	4,350
Accrued expenses and other liabilities	194,177

Total liabilities	44,316,943

Net assets, at value	$1,718,707,810

Net assets consist of:
Paid-in capital	$1,924,838,868
Undistributed net investment income	1,652,313
Net unrealized appreciation (depreciation)	(20,035,249)
Accumulated net realized gain (loss)	(187,748,122)

Net assets, at value	$1,718,707,810

Shares outstanding	198,423,225

Net asset value and maximum offering price per share ($1,718,707,810÷198,423,225 shares outstanding)	$8.66

The accompanying notes are an integral part of these financial statements. | Semiannual Report	15

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended January 31, 2018 (unaudited)

Franklin Floating Rate Master Series

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$ 77,034
Non-controlled affiliates (Note 3d)	1,624,889
Interest:
Unaffiliated issuers	43,529,031

Total investment income	45,230,954

Expenses:
Management fees (Note 3a)	4,978,730
Custodian fees (Note 4)	8,641
Reports to shareholders	4,060
Registration and filing fees	112
Professional fees	54,484
Trustees’ fees and expenses.	32,581
Other	24,629

Total expenses	5,103,237
Expense reductions (Note 4)	(13,542)
Expenses waived/paid by affiliates (Note 3e)	(110,664)

Net expenses	4,979,031

Net investment income	40,251,923

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers.	(3,834,704)
Swap contracts	(52,690)
Capital gain distributions from management investment companies:
Non-controlled affiliates (Note 3d)	770,878

Net realized gain (loss)	(3,116,516)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers.	(5,388,970)
Non-controlled affiliates (Note 3d)	(1,049,787)
Swap contracts	(155,718)

Net change in unrealized appreciation (depreciation)	(6,594,475)

Net realized and unrealized gain (loss)	(9,710,991)

Net increase (decrease) in net assets resulting from operations	$30,540,932

*Foreign taxes withheld on dividends	$ 95,332

16	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Floating Rate Master Series

	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 40,251,923	$ 66,737,495
Net realized gain (loss)	(3,116,516)	(21,381,394)
Net change in unrealized appreciation (depreciation)	(6,594,475)	57,130,631

Net increase (decrease) in net assets resulting from operations	30,540,932	102,486,732

Distributions to shareholders from:
Net investment income	(39,701,939)	(66,380,751)
Capital share transactions (Note 2)	(362,757,522)	690,565,052

Net increase (decrease) in net assets	(371,918,529)	726,671,033
Net assets:
Beginning of period	2,090,626,339	1,363,955,306

End of period	$1,718,707,810	$2,090,626,339

Undistributed net investment income included in net assets:
End of period	$ 1,652,313	$ 1,102,329

The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Financial Statements (unaudited)

Franklin Floating Rate Master Series

1. Organization and Significant Accounting

Policies

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Floating Rate Master Series (Fund) is included in this report. The Fund’s shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund’s significant accounting policies.

a.   Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

18	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

b.   Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on January 31, 2018.

c.   Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d.   Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between

Semiannual Report	19

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

1. Organization and Significant Accounting Policies (continued)

d.   Derivative Financial Instruments (continued)

stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

See Note 9 regarding other derivative information.

e.   Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

f.   Income Taxes

The Fund is a disregarded entity for U.S. income tax purposes. As such, no provision has been made for income taxes because all income, expenses, gains and losses are allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.

g.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income and realized gain distributions are recorded on the ex-dividend date. The Fund’s net investment income is allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will not be distributed. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

h.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

20	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

2. Shares of Beneficial Interest

At January 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended January 31, 2018		Year Ended July 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	12,666,917	$109,372,922	96,198,198	$835,951,774
Shares redeemed	(54,684,097)	(472,130,444)	(16,796,844)	(145,386,722)
Net increase (decrease)	(42,017,180)	$(362,757,522)	79,401,354	$690,565,052

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of each of the Fund as follows:

Annualized Fee Rate	Net Assets
0.530%	Up to and including $2.5 billion
0.450%	Over $2.5 billion, up to and including $6.5 billion
0.430%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

For the period ended January 31, 2018, the annualized gross effective investment management fee rate was 0.530% of the Fund’s average daily net assets.

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.   Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

Semiannual Report	21

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

3. Transactions with Affiliates (continued)

d.  Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	—	2,908,672	—	2,908,672	$29,435,761	$904,138	$770,878	[a]	$(756,564)
Franklin Middle Tier Floating Rate Fund	—	2,965,034	—	2,965,034	28,938,738	720,751	—		(293,223)

Total Affiliated Securities.					$58,374,499	$1,624,889	$770,878		$(1,049,787)

aIncludes realized gain distributions received.

e.  Waiver and Expense Reimbursements

Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) do not exceed 0.53% based on the average net assets of the Fund (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Advisers may discontinue this waiver at any time upon notice to the Board.

f.  Other Affiliated Transactions

At January 31, 2018, Franklin Floating Rate Fund, PLC owned 100% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

At January 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$1,772,387,420

Unrealized appreciation	$17,886,807
Unrealized depreciation	(36,979,922)
Net unrealized appreciation (depreciation)	$(19,093,115)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.

22	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2018, aggregated $225,389,678 and $594,799,601, respectively.

7. Credit Risk and Defaulted Securities

At January 31, 2018, the Fund had 71.9% of its portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At January 31, 2018, the value of this security was $24,553,943, representing 1.4% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

8. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.

At January 31, 2018, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Franklin Floating Rate Master Series
BMC Software Finance, Inc., Non-Extended US Revolving Commitment	$6,435,560
Appvion, Inc., NM Term Loans	1,111,901
$7,547,461

9. Other Derivative Information

At January 31, 2018, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Variation margin on centrally cleared swap contracts	$—	Variation margin on centrally cleared swap contracts	$549,054[a]

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Semiannual Report	23

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

9. Other Derivative Information (continued)

For the period ended January 31, 2018, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period	Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Credit contracts	Swap contracts	$(52,690)	Swap contracts	$(155,718)

For the period ended January 31, 2018, the average month end notional amount of swap contracts represented $26,477,286.

See Note 1(d) regarding derivative financial instruments.

10. Shareholder Distributions

For the period ended January 31, 2018, the Fund made the following distributions:

Payment Date	Amount Per Share
08/31/2017	$ 0.028047
09/29/2017	0.028132
10/31/2017	0.030491
11/30/2017	0.031613
12/29/2017	0.031581
01/31/2018	0.035123

Total	$ 0.184987

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 9, 2018, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 8, 2019, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2018, the Fund did not use the Global Credit Facility.

24	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Oil & Gas Exploration & Production	$—	$3,421,022	$—	$3,421,022
All Other Equity Investments	58,374,499	—	—	58,374,499
Corporate Bonds	—	7,777,532	—	7,777,532
Senior Floating Rate Interests	—	1,320,461,993	—	1,320,461,993
Asset-Backed Securities	—	142,127,158	—	142,127,158
Short Term Investments	—	221,132,101	—	221,132,101

Total Investments in Securities	$58,374,499	$1,694,919,806	$—	$1,753,294,305

Other Financial Instruments:
Unfunded Loan Commitments	$—	$176,763	$—	$176,763

Liabilities:
Other Financial Instruments:
Swap Contracts	$—	$549,054	$—	$549,054

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common stocks as well as management investment companies.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Currency
USD United States Dollar

Semiannual Report	25

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

Selected Portfolio		Index
CDO	Collateralized Debt Obligation	CDX.NA.HY.Series number	CDX North America High Yield Index
CLO	Collateralized Loan
FRN	Floating Rate Note
LIBOR	London InterBank Offered
PIK	Payment-In-Kind
TBD	To Be Determined

26	Semiannual Report

FRANKLIN LOWER TIER FLOATING RATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

Actual			Hypothetical
(actual return after expenses)			(5% annual return before expenses)

		Expenses		Expenses	Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 8/1/17	Value 1/31/18	8/1/17–1/31/18[1,2]	Value 1/31/18	8/1/17–1/31/18[1,2]	Ratio[2]
$1,000	$1,034.70	$3.08	$1,022.18	$3.06	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

FRANKLIN MIDDLE TIER FLOATING RATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

Actual			Hypothetical
(actual return after expenses)			(5% annual return before expenses)

		Expenses		Expenses	Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 8/1/17	Value 1/31/18	8/1/17–1/31/18[1,2]	Value 1/31/18	8/1/17–1/31/18[1,2]	Ratio[2]
$1,000	$1,008.70	$3.04	$1,022.18	$3.06	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

FRANKLIN FLOATING RATE MASTER TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights

Franklin Lower Tier Floating Rate Fund

	Six Months Ended January 31, 2018	Year Ended July 31,
	(unaudited)	2017	2016[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.50	$ 9.99	$ 10.00
Income from investment operations[b]:
Net investment income	0.463	0.962	0.658
Net realized and unrealized gains (losses)	(0.104)	0.530	(0.017)
Total from investment operations	0.359	1.492	0.641
Less distributions from:
Net investment income	(0.462)	(0.982)	(0.651)
Net realized gains.	(0.277)	—	—
Total distributions	(0.739)	(0.982)	(0.651)
Net asset value, end of period	$ 10.12	$ 10.50	$ 9.99

Total return[c]	3.47%	15.55%	6.90%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.68%	0.70%	0.70%
Expenses net of waiver and payments by affiliates[e]	0.60%	0.60%	0.60%
Net investment income	8.88%	9.31%	9.47%

Supplemental data
Net assets, end of period (000’s)	$397,206	$341,611	$436,180
Portfolio turnover rate	26.09%	54.26%	26.40% [f]

aFor the period November 6, 2015 (commencement of operations) to July 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities received from purchase in-kind.

4	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, January 31, 2018 (unaudited)

Franklin Lower Tier Floating Rate Fund

	Country	Principal Amount*	Value
Corporate Bonds (Cost $5,187,942) 1.4%
Industrial Machinery 1.4%
[a]Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$7,308,657	$5,627,666

[b,c]Senior Floating Rate Interests 78.4%
Aerospace & Defense 4.1%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.943%, (LIBOR + 8.25%), 10/09/20	United States	16,536,432	16,219,478

Agricultural Products 0.2%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.744%, (LIBOR + 7.00%), 7/19/21	United States	935,849	942,283

Apparel Retail 2.1%
[d]Ascena Retail Group Inc., Tranche B Term Loan, 6.125%, (LIBOR + 4.50%), 8/21/22	United States	9,301,876	8,340,685

Coal & Consumable Fuels 4.3%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 7.323%, (LIBOR + 5.75%), 8/14/20	United States	167,348	163,844
Second Lien Initial Term Loan, 12.323%, (LIBOR + 10.75%), 2/16/21	United States	3,992,344	3,852,612
Foresight Energy LLC, Term Loans, 7.443%, (LIBOR + 5.75%), 3/28/22	United States	10,306,933	10,014,907
Westmoreland Coal Co., Term Loan, 8.193%, (LIBOR + 6.50%), 12/16/20	United States	5,717,306	2,896,770

			16,928,133

Diversified Chemicals 1.4%
OCI Beaumont LLC, Term B-3 Loan, 8.172%, (LIBOR + 6.75%), 8/20/19	United States	5,303,911	5,397,869

Forest Products 3.5%
Appvion Inc., Roll-Up Loans, 8.067%, (LIBOR + 6.50%), 7/01/18	United States	13,882,250	13,916,956

General Merchandise Stores 16.7%
[a]99 Cents Only Stores, First Lien Term Loan, PIK, 7.979% - 8.193%, (LIBOR + 6.50%), 1/13/22	United States	33,129,548	32,466,957
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.385% - 5.495%, (LIBOR + 3.75%), 7/09/19	United States	35,237,430	33,930,720

			66,397,677

Industrial Machinery 1.3%
Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.061%, (LIBOR + 4.50%), 10/25/22	Australia	5,345,644	5,292,188

Integrated Telecommunication Services 3.7%
Global Tel*Link Corp., Second Lien Term Loan, 9.943%, (LIBOR + 8.25%), 5/23/20	United States	5,095,856	5,121,336
Securus Technologies Holdings Inc., Second Lien Initial Loan, 9.873%, (LIBOR + 8.25%), 11/01/25	United States	9,556,000	9,699,340

			14,820,676

IT Consulting & Other Services 3.3%
Sungard Availability Services Capital Inc., Tranche B Term Loan, 11.567%, (LIBOR + 10.00%), 10/01/22	United States	13,340,237	13,115,120

Marine 0.6%
International Seaways Operating Corp., Initial Term Loans, 7.08%, (LIBOR + 5.50%), 6/22/22	United States	2,468,750	2,485,723

Marine Ports & Services 0.3%
[d]Commercial Barge Line Co., Initial Term Loan, 10.323%, (LIBOR + 8.75%), 11/12/20	United States	2,000,000	1,205,940

Movies & Entertainment 1.5%
Global Eagle Entertainment Inc., Initial Term Loans, 9.358%, (LIBOR + 7.50%), 1/06/23	United States	5,894,046	6,004,559

Semiannual Report	5

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Lower Tier Floating Rate Fund (continued)

	Country	Principal Amount*	Value
[b,c]Senior Floating Rate Interests (continued)
Oil & Gas Exploration & Production 13.9%
Fieldwood Energy LLC, Loans, 4.568%, (LIBOR + 2.875%), 10/01/18	United States	$39,676,845	$39,180,885
UTEX Industries Inc.,
First Lien Initial Term Loan, 5.573%, (LIBOR + 4.00%), 5/21/21	United States	14,660,371	14,504,604
Second Lien Initial Term Loan, 8.823%, (LIBOR + 7.25%), 5/20/22	United States	1,500,000	1,468,125

			55,153,614

Packaged Foods & Meats 4.2%
CSM Bakery Supplies LLC, Second Lien Term Loan, 9.45%, (LIBOR + 7.75%), 7/03/21	United States	16,927,258	16,588,713

Paper Packaging 3.6%
Caraustar Industries Inc., Refinancing Term Loans, 7.193%, (LIBOR + 5.50%), 3/14/22	United States	14,165,207	14,227,180

Personal Products 4.3%
[d,e] FGI Operating Co. LLC, Term B Loans, 5.823%, (LIBOR + 4.25%), 4/19/19	United States	30,044,036	16,849,687

Specialty Chemicals 1.8%
Oxbow Carbon LLC, Second Lien Initial Term Loan, 9.073%, (LIBOR + 7.50%), 1/04/24	United States	7,019,188	7,124,476

Specialty Stores 7.6%
[d] General Nutrition Centers Inc., Tranche B Term Loans, 4.08%, (LIBOR + 2.50%), 3/04/19 .	United States	20,091,487	18,099,074
PetSmart Inc., Tranche B-2 Loans, 4.57%, (LIBOR + 3.00%), 3/11/22	United States	14,836,324	12,137,968

			30,237,042

Total Senior Floating Rate Interests (Cost $310,248,488)			311,247,999

Total Investments before Short Term Investments (Cost $315,436,430)			316,875,665

Short Term Investments 22.7%
[b,c] Senior Floating Rate Interests (Cost $9,134,507) 2.3%
Forest Products 2.3%
[f] Appvion Inc., NM Term Loans, 10.805% - 10.823%, (LIBOR + 9.25%), 7/01/18	United States	9,237,335	9,318,161

		Shares
Money Market Funds (Cost $80,847,124) 20.4%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	80,847,124	80,847,124

Total Investments (Cost $405,418,061) 102.5%			407,040,950
Other Assets, less Liabilities (2.5)%			(9,835,353)

Net Assets 100.0%			$397,205,597

6	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Lower Tier Floating Rate Fund (continued)

See Abbreviations on page 23.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aIncome may be received in additional securities and/or cash.

bThe coupon rate shown represents the rate at period end.

cSee Note 1(c) regarding senior floating rate interests.

dA portion or all of the security purchased on a delayed delivery basis. See Note 1(b).

eSee Note 7 regarding defaulted securities.

fSee Note 8 regarding unfunded loan commitments.

gSee Note 3(d) regarding investments in affiliated management investment companies.

hThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	7

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights

Franklin Middle Tier Floating Rate Fund

	Six Months Ended January 31, 2018	Year Ended July 31,

	(unaudited)	2017	2016[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.04	$ 9.83	$ 10.00

Income from investment operations[b]:
Net investment income	0.352	0.686	0.403
Net realized and unrealized gains (losses)	(0.279)	0.214	(0.174)
Total from investment operations	0.073	0.900	0.229
Less distributions from net investment income	(0.353)	(0.690)	(0.399)
Net asset value, end of period	$ 9.76	$ 10.04	$ 9.83

Total return[c]	0.87%	9.25%	2.46%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.68%	0.69%	0.71%
Expenses net of waiver and payments by affiliates[e]	0.60%	0.60%	0.60%
Net investment income	7.13%	6.82%	5.76%

Supplemental data
Net assets, end of period (000’s)	$361,313	$303,689	$348,682
Portfolio turnover rate	31.78%	62.11%	42.49% [f]

aFor the period November 6, 2015 (commencement of operations) to July 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities received from purchase in-kind.

8	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, January 31, 2018 (unaudited)

Franklin Middle Tier Floating Rate Fund

	Country	Principal Amount*	Value
Corporate Bonds (Cost $7,021,835) 1.9%
Industrial Machinery 1.9%
[a] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$8,660,319	$6,668,446

[b,c]Senior Floating Rate Interests 83.1%
Aerospace & Defense 4.7%
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.943%, (LIBOR + 8.25%), 10/09/20	United States	5,623,654	5,515,865
Term B Loans, 5.193%, (LIBOR + 3.50%), 4/09/20	United States	11,739,415	11,581,661

			17,097,526

Air Freight & Logistics 0.1%
XPO Logistics Inc., Loans, 3.958%, (LIBOR + 2.25%), 11/01/21	United States	394,536	398,111

Airlines 0.5%
Air Canada, Term Loan, 3.745%, (LIBOR + 2.25%), 10/06/23	Canada	1,893,310	1,905,143

Apparel Retail 2.6%
[d] Ascena Retail Group Inc., Tranche B Term Loan, 6.125%, (LIBOR + 4.50%), 8/21/22	United States	10,521,405	9,434,197

Auto Parts & Equipment 0.1%
TI Group Automotive Systems LLC, Initial US Term Loan, 4.073%, (LIBOR + 2.50%), 6/30/22	United States	496,508	500,386

Cable & Satellite 0.5%
CSC Holdings LLC, March 2017 Incremental Term Loans, 3.809%, (LIBOR + 2.25%), 7/17/25	United States	1,718,000	1,725,248

Casinos & Gaming 0.4%
Kingpin Intermediate Holdings LLC, Initial Term Loans, 5.73%, (LIBOR + 4.25%), 7/03/24	United States	1,369,120	1,389,657

Coal & Consumable Fuels 0.7%
[d] Bowie Resource Holdings LLC, First Lien Initial Term Loan, 7.323%, (LIBOR + 5.75%), 8/14/20	United States	2,529,555	2,476,591

Commodity Chemicals 6.9%
Cyanco Intermediate Corp., Initial Term Loan, 6.073%, (LIBOR + 4.50%), 5/01/20	United States	24,494,998	24,923,661

Communications Equipment 0.3%
Ciena Corp., Refinancing Term Loan, 4.061%, (LIBOR + 2.50%), 1/28/22	United States	1,132,277	1,137,939
Commscope Inc., Tranche 5 Term Loans, 3.573%, (LIBOR + 2.00%), 12/29/22	United States	83,959	84,667

			1,222,606

Data Processing & Outsourced Services 0.2%
Global Payments Inc., Term A-2 Loan, 3.215%, (LIBOR + 1.75%), 5/02/22	United States	685,016	686,408

Diversified Chemicals 5.0%
OCI Beaumont LLC, Term B-3 Loan, 8.172%, (LIBOR + 6.75%), 8/20/19	United States	17,854,279	18,170,568

Diversified Support Services 0.4%
KAR Auction Services Inc., Term Loan B, 4.25%, (LIBOR + 2.50%), 3/09/23	United States	422,417	427,082
Ventia Pty. Ltd., Term B Loans (USD), 5.193%, (LIBOR + 3.50%), 5/21/22	Australia	1,155,599	1,172,932

			1,600,014

Electric Utilities 0.2%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.95%, (LIBOR + 3.25%), 6/28/23	United States	674,627	681,795

Food Retail 1.4%
Smart & Final Stores LLC, First Lien Term Loan, 5.193%, (LIBOR + 3.50%), 11/15/22	United States	4,999,217	4,932,562

General Merchandise Stores 2.7%
[a] 99 Cents Only Stores, First Lien Term Loan, PIK, 7.979% - 8.193%, (LIBOR + 6.50%), 1/13/22	United States	9,934,451	9,735,762

Semiannual Report	9

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)

	Country	Principal Amount*	Value
[b,c]Senior Floating Rate Interests (continued)
Health Care Services 2.6%
[d,e] Air Medical Group Holdings Inc., 2017-2 New Term Loans, TBD, 10/31/24	United States	$7,040,000	$7,138,687
U.S. Renal Care Inc., Initial Term Loan, 5.943%, (LIBOR + 4.25%), 12/31/22	United States	2,207,659	2,208,487

			9,347,174

Health Care Technology 0.2%
Quintiles IMS Inc., Term B-2 Dollar Loans, 3.693%, (LIBOR + 2.00%), 1/20/25	United States	710,779	715,888

Household Products 0.0%†
Spectrum Brands Inc., USD Term Loans, 3.397% - 3.651%, (LIBOR + 2.00%), 6/23/22	United States	153,444	154,375

Independent Power Producers & Energy Traders 0.2%
Helix Gen Funding LLC, Term Loan, 5.443%, (LIBOR + 3.75%), 6/02/24	United States	672,989	680,079

Industrial Machinery 5.5%
Harsco Corp., Term B-1 Loan, 4.625%, (LIBOR + 3.00%), 12/10/24	United States	111,839	113,586
Navistar Inc., Tranche B Term Loan, 5.06%, (LIBOR + 3.50%), 11/06/24	United States	13,348,421	13,484,682
Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.061%, (LIBOR + 4.50%), 10/25/22	Australia	6,334,266	6,270,924

			19,869,192

Integrated Telecommunication Services 6.7%
Consolidated Communications Inc., Initial Term Loan, 4.57%, (LIBOR + 3.00%), 10/05/23	United States	1,013,462	1,001,681
Global Tel*Link Corp., Term Loan, 5.693%, (LIBOR + 4.00%), 5/23/20	United States	15,069,201	15,210,475
Securus Technologies Holdings Inc., Term Loan B, 6.123%, (LIBOR + 4.50%), 11/01/24	United States	7,760,828	7,862,689

			24,074,845

Investment Banking & Brokerage 0.2%
Finco I LLC, Initial Term Loans, 4.323%, (LIBOR + 2.75%), 12/27/22	United States	750,000	760,781

IT Consulting & Other Services 3.4%
Sungard Availability Services Capital Inc., Tranche B Term Loan, 11.567%, (LIBOR + 10.00%), 10/01/22	United States	12,349,055	12,140,664

Leisure Facilities 1.8%
24 Hour Fitness Worldwide Inc., Term Loan, 5.443%, (LIBOR + 3.75%), 5/28/21	United States	6,636,653	6,661,540

Life Sciences Tools & Services 0.1%
Syneos Health Inc., Initial Term B Loans, 3.823%, (LIBOR + 2.25%), 8/01/24	United States	439,699	442,172

Marine 2.9%
Navios Maritime Partners LP, Initial Term Loan, 6.54%, (LIBOR + 5.00%), 9/14/20	Greece	10,362,458	10,403,473

Movies & Entertainment 0.6%
AMC Entertainment Holdings Inc., 2016 Incremental Term Loans, 3.809%, (LIBOR + 2.25%), 12/15/23	United States	1,029,546	1,034,051
Global Eagle Entertainment Inc., Initial Term Loans, 9.358%, (LIBOR + 7.50%), 1/06/23	United States	947,925	965,698

			1,999,749

Oil & Gas Exploration & Production 12.6%
[d] Fieldwood Energy LLC, Loans, 4.568%, (LIBOR + 2.875%), 10/01/18	United States	45,933,101	45,358,937

Oil & Gas Storage & Transportation 0.8%
Strike LLC, Term Loan, 9.504%, (LIBOR + 8.00%), 11/30/22	United States	2,930,404	2,987,180

Packaged Foods & Meats 2.6%
CSM Bakery Supplies LLC,
Second Lien Term Loan, 9.45%, (LIBOR + 7.75%), 7/03/21	United States	2,000,000	1,960,000
Term Loans, 5.70%, (LIBOR + 4.00%), 7/03/20	United States	7,063,511	7,030,397
Post Holdings Inc., Series A Incremental Term Loan, 3.83%, (LIBOR + 2.25%), 5/24/24	United States	505,425	508,663

			9,499,060

10	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)

	Country	Principal Amount*	Value
[b,c]Senior Floating Rate Interests (continued)
Personal Products 5.7%
[d,f] FGI Operating Co. LLC, Term B Loans, 5.823%, (LIBOR + 4.25%), 4/19/19	United States	$36,809,254	$ 20,643,844

Pharmaceuticals 0.7%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 5.875%, (LIBOR + 4.25%), 4/29/24	United States	311,203	312,500
Horizon Pharma Inc., Third Amendment Refinancing Term Loan, 4.813%, (LIBOR + 3.25%), 3/29/24	United States	2,344,665	2,359,806

			2,672,306

Semiconductors 0.7%
MACOM Technology Solutions Holdings Inc., Initial Term Loans, 3.823%, (LIBOR + 2.25%), 5/17/24	United States	1,064,351	1,068,674
ON Semiconductor Corp., 2017 Replacement Term B-2 Loans, 3.573%, (LIBOR + 2.00%), 3/31/23	United States	1,431,094	1,442,623

			2,511,297

Specialized Consumer Services 0.8%
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.70%, (LIBOR + 2.00%), 3/15/22	United States	405,589	407,554
NVA Holdings Inc.,
Term B-2 Loans, 5.193%, (LIBOR + 3.50%), 8/14/21	United States	1,126,676	1,129,141
[d,e] Term B-3 Loan, TBD, 2/02/25	United States	1,126,661	1,131,595
Sabre GLBL Inc., 2017 B-1 Incremental Term, 3.823%, (LIBOR + 2.25%), 2/22/24	United States	67,428	67,987

			2,736,277

Specialty Chemicals 1.4%
Ashland LLC, Term B Loan, 3.573% - 3.574%, (LIBOR + 2.00%), 5/17/24	United States	153,442	155,072
Axalta Coating Systems U.S. Holdings Inc., Term B-2 Dollar Loans, 3.693%, (LIBOR + 2.00%), 6/01/24	United States	1,628,186	1,641,500
Oxbow Carbon LLC, Second Lien Initial Term Loan, 9.073%, (LIBOR + 7.50%), 1/04/24	United States	3,140,163	3,187,266

			4,983,838

Specialty Stores 6.9%
General Nutrition Centers Inc., Tranche B Term Loans, 4.08%, (LIBOR + 2.50%), 3/04/19	United States	9,490,030	8,548,932
Jo-Ann Stores Inc., Initial Loans, 6.551%, (LIBOR + 5.00%), 10/23/23	United States	3,759,926	3,736,427
[d,e] Petco Animal Supplies Stores Inc., Second Amendment Term Loans, TBD, 1/26/23	United States	997,455	760,061
PetSmart Inc., Tranche B-2 Loans, 4.57%, (LIBOR + 3.00%), 3/11/22	United States	14,469,218	11,837,629

			24,883,049

Total Senior Floating Rate Interests (Cost $309,834,845)			300,405,955

Total Investments before Short Term Investments (Cost $316,856,680)			307,074,401

Short Term Investments 17.7%
[b,c] Senior Floating Rate Interests 4.1%
Forest Products 4.1%
Appvion Inc.,
[g] NM Term Loans, 10.805% - 10.823%, (LIBOR + 9.25%), 7/01/18	United States	9,237,335	9,318,161
Roll-Up Loans, 8.067%, (LIBOR + 6.50%), 7/01/18	United States	5,594,642	5,608,629

Total Senior Floating Rate Interests (Cost $14,719,937)			14,926,790

Semiannual Report	11

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)

	Country	Shares	Value
Money Market Funds (Cost $49,239,698) 13.6%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	49,239,698	$49,239,698

Total Investments (Cost $380,816,315) 102.7%			371,240,889
Other Assets, less Liabilities (2.7)%			(9,927,548)

Net Assets 100.0%			$361,313,341

See Abbreviations on page 23.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aIncome may be received in additional securities and/or cash.

bThe coupon rate shown represents the rate at period end.

cSee Note 1(c) regarding senior floating rate interests.

dA portion or all of the security purchased on a delayed delivery basis. See Note 1(b).

eA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

fSee Note 7 regarding defaulted securities.

gSee Note 8 regarding unfunded loan commitments.

hSee Note 3(d) regarding investments in affiliated management investment companies.

iThe rate shown is the annualized seven-day yield at period end.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Financial Statements

Statements of Assets and Liabilities

January 31, 2018 (unaudited)

	Franklin Lower Tier Floating Rate Fund	Franklin Middle Tier Floating Rate Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$324,570,937	$331,576,617
Cost - Non-controlled affiliates (Note 3d)	80,847,124	49,239,698

Value - Unaffiliated issuers	$326,193,826	$322,001,191
Value - Non-controlled affiliates (Note 3d)	80,847,124	49,239,698
Cash	893,156	688,888
Receivables:
Investment securities sold	2,778,765	4,037,957
Interest	1,826,620	1,706,713
Unrealized appreciation on unfunded loan commitments (Note 8)	33,160	33,160
Other assets	12	7

Total assets	412,572,663	377,707,614

Liabilities:
Payables:
Investment securities purchased	12,415,367	14,177,864
Management fees	192,505	174,496
Distributions to shareholders	2,699,810	1,983,849
Accrued expenses and other liabilities	59,384	58,064

Total liabilities	15,367,066	16,394,273

Net assets, at value	$397,205,597	$361,313,341

Net assets consist of:
Paid-in capital	$389,776,759	$367,868,100
Undistributed net investment income	—	38,973
Distributions in excess of net investment income	(386,061)	—
Net unrealized appreciation (depreciation)	1,656,049	(9,542,266)
Accumulated net realized gain (loss)	6,158,850	2,948,534

Net assets, at value	$397,205,597	$361,313,341

Shares outstanding	39,262,723	37,029,837

Net asset value per share	$10.12	$9.76

The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended January 31, 2018 (unaudited)

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3d)	$173,445	$114,374
Interest:
Unaffiliated issuers	17,886,252	13,062,900

Total investment income	18,059,697	13,177,274

Expenses:
Management fees (Note 3a)	1,237,186	1,107,271
Custodian fees (Note 4)	899	1,314
Reports to shareholders	2,482	2,214
Registration and filing fees	113	113
Professional fees	38,974	35,685
Trustees’ fees and expenses	7,157	5,834
Other	4,852	5,068

Total expenses	1,291,663	1,157,499
Expense reductions (Note 4)	(2,010)	(1,791)
Expenses waived/paid by affiliates (Note 3d and 3e)	(146,446)	(132,510)

Net expenses	1,143,207	1,023,198

Net investment income	16,916,490	12,154,076

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	6,697,106	3,683,854

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(10,154,740)	(12,812,884)

Net realized and unrealized gain (loss)	(3,457,634)	(9,129,030)

Net increase (decrease) in net assets resulting from operations	$13,458,856	$3,025,046

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Lower Tier Floating Rate Fund		Franklin Middle Tier Floating Rate Fund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$16,916,490	$36,452,445	$12,154,076	$21,557,757
Net realized gain (loss)	6,697,106	14,294,484	3,683,854	1,493,949
Net change in unrealized appreciation (depreciation)	(10,154,740)	7,702,837	(12,812,884)	6,209,380
Net increase (decrease) in net assets resulting from operations	13,458,856	58,449,766	3,025,046	29,261,086
Distributions to shareholders from:
Net investment income	(16,939,061)	(37,193,892)	(12,188,776)	(21,691,391)
Net realized gains	(10,759,776)	—	—	—
Total distributions to shareholders	(27,698,837)	(37,193,892)	(12,188,776)	(21,691,391)
Capital share transactions (Note 2)	69,834,254	(115,824,771)	66,788,303	(52,562,680)
Net increase (decrease) in net assets	55,594,273	(94,568,897)	57,624,573	(44,992,985)
Net assets:
Beginning of period	341,611,324	436,180,221	303,688,768	348,681,753
End of period	$397,205,597	$341,611,324	$361,313,341	$303,688,768
Undistributed net investment income included in net assets:
End of period	$—	$—	$38,973	$73,673
Distributions in excess of net investment income included in net assets:
End of period	$(386,061)	$(363,490)	$—	$—

The accompanying notes are an integral part of these financial statements. | Semiannual Report	15

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are issued in private placements and exempt from registration under the Securities Act of 1933.

The following summarizes the Funds’ significant accounting policies.

a.   Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.   Securities Purchased on a Delayed Delivery Basis

Certain or all Funds purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c.   Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from

16	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale.

d.   Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

f.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report	17

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At January 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Lower Tier Floating Rate Fund		Franklin Middle Tier Floating Rate Fund
	Shares	Amount	Shares	Amount
Six Months ended January 31, 2018
Shares sold	6,212,503	$64,556,310	6,560,324	$64,520,869
Shares issued in reinvestment of distributions	521,292	5,277,944	232,533	2,267,434
Net increase (decrease)	6,733,795	$69,834,254	6,792,857	$66,788,303
Year ended July 31, 2017
Shares sold	1,895,423	$20,008,980	1,989,000	$20,007,330
Shares issued in reinvestment of distributions	26,801	279,449	7,316	73,590
Shares redeemed	(13,034,522)	(136,113,200)	(7,237,066)	(72,643,600)
Net increase (decrease)	(11,112,298)	$(115,824,771)	(5,240,750)	$(52,562,680)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of the Funds as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

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FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the period ended January 31, 2018, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:

Franklin Lower Tier Floating Rate Fund	Franklin Middle Tier Floating Rate Fund
0.650%	0.650%

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.

c.   Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Funds and is not paid by the Funds for the services.

d.   Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2018, investments in affiliated management investment companies were as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Lower Tier Floating Rate Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.96%	—	164,371,821	(83,524,697)	80,847,124	$80,847,124	$173,445	$—	$—

Franklin Middle Tier Floating Rate Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.96%	—	156,544,035	(107,304,337)	49,239,698	$49,239,698	$114,374	$—	$—

e.   Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding acquired fund fees and expenses) for each of the Fund do not exceed 0.60% based on the average net assets of each Fund (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

Semiannual Report	19

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f.   Other Affiliated Transactions

At January 31, 2018, the shares of the Funds were owned by the following investment companies:

Franklin Lower Tier Floating Rate Fund	Shares	Percentage of Outstanding Shares
Franklin Floating Rate Daily Access Fund	5,698,217	14.5%
Franklin Floating Rate Master Series	2,908,672	7.4%
Franklin Low Duration Total Return Fund	1,893,663	4.8%
Franklin Real Return Fund	321,602	0.8%
Franklin Strategic Income Fund	25,361,119	64.6%	[a]
Franklin Strategic Income VIP Fund	2,081,861	5.3%
Franklin Total Return Fund	997,589	2.6%
Total	39,262,723	100.0%

Franklin Middle Tier Floating Rate Fund	Shares	Percentage of Outstanding Shares
Franklin Floating Rate Daily Access Fund	5,812,771	15.7%
Franklin Floating Rate Master Series	2,965,035	8.0%
Franklin Low Duration Total Return Fund	2,389,308	6.4%
Franklin Real Return Fund	114,775	0.3%
Franklin Strategic Income Fund	21,833,687	59.0%	[a]
Franklin Strategic Income VIP Fund	2,024,951	5.5%
Franklin Total Return Fund	1,889,310	5.1%
Total	37,029,837	100.0%

aInvestment activities of this shareholder could have a material impact on the Fund.

g.   Interfund Transactions

Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended January 31, 2018, were as follows:

	Franklin Lower Tier Floating Rate Fund	Franklin Middle Tier Floating Rate Fund
Purchases	$—	$15,422,710
Sales	$14,626,055	$—

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended January 31, 2018, the custodian fees were reduced as noted in the Statements of Operations.

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FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2017, the capital loss carryforwards were as follows:

Franklin Middle Tier
Floating Rate Fund
Capital loss carryforwards not subject to expiration - short-term	$729,517

At January 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund
Cost of investments	$405,448,554	$380,858,263

Unrealized appreciation	$11,745,374	$6,880,222
Unrealized depreciation	(10,152,978)	(16,497,596)
Net unrealized appreciation (depreciation)	$1,592,396	$(9,617,374)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2018, were as follows:

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund
Purchases	$84,573,112	$122,287,415
Sales	$85,303,899	$101,293,372

7. Credit Risk and Defaulted Securities

At January 31, 2018, Franklin Lower Tier Floating Rate Fund and Franklin Middle Tier Floating Rate Fund had 80.1% and 86.6%, respectively, of their portfolio invested in senior secured floating rate notes rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Certain or all Funds held a defaulted security and/or other securities for which the income has been deemed uncollectible. At January 31, 2018, the value of this security for Franklin Lower Tier Floating Rate Fund and Franklin Middle Tier Floating Rate Fund was $16,849,687 and $20,643,844, representing 4.3% and 5.7%, respectively, of each Fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

Semiannual Report	21

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Unfunded Loan Commitments

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Statements of Investments.

At January 31, 2018, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Franklin Lower Tier Floating Rate Fund
Appvion, Inc., NM Term Loans	$1,667,852
Franklin Middle Tier Floating Rate Fund
Appvion, Inc., NM Term Loans	$1,667,852

9. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 9, 2018, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 8, 2019, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended January 31, 2018, the Funds did not use the Global Credit Facility.

10. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A summary of inputs used as of January 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Lower Tier Floating Rate Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$5,627,666	$—	$5,627,666
Senior Floating Rate Interests	—	311,247,999	—	311,247,999
Short Term Investments	80,847,124	9,318,161	—	90,165,285
Total Investments in Securities	$80,847,124	$326,193,826	$—	$407,040,950

Other Financial Instruments:
Unfunded Loan Commitments	$—	$33,160	$—	$33,160

Franklin Middle Tier Floating Rate Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$6,668,446	$—	$6,668,446
Senior Floating Rate Interests	—	300,405,955	—	300,405,955
Short Term Investments	49,239,698	14,926,790	—	64,166,488
Total Investments in Securities	$49,239,698	$322,001,191	$—	$371,240,889

Other Financial Instruments:
Unfunded Loan Commitments	$—	$33,160	$—	$33,160

aFor detailed categories, see the accompanying Statement of Investments.

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Currency	Selected Portfolio
USD United States Dollar	LIBOR	London InterBank Offered Rate
	PIK	Payment-In-Kind
	TBD	To-Be Determined

Semiannual Report	23

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date March 28, 2018

By	/s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date March 28, 2018